Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities held for sale	22. Assets and liabilities held for sale

Non-current assets and groups of assets and liabilities which comprise disposal groups are classified as ‘held for sale’ when all of the following criteria are met: a decision has been made to sell; the assets are available for sale immediately; the assets are being actively marketed; and a sale has been agreed or is expected to be concluded within 12 months of the balance sheet date.
Immediately prior to classification as held for sale, the non-current assets or groups of assets are remeasured in accordance with the Group’s accounting policies.
Subsequently, non-current assets and disposal groups classified as held for sale are valued at the lower of book value or fair value less disposal costs. Assets held for sale are neither depreciated nor amortised.
Non-current assets and liabilities held for sale are recognised as current on the balance sheet.

	€ million 2024	€ million 2023
Property, plant and equipment held for sale(a)	3	2

Disposal groups held for sale
Non-current assets
Goodwill and intangibles	94	534
Property, plant and equipment	33	21
Other non-current assets	1	1
	128	556
Current assets
Inventories	29	80
Trade and other receivables	6	47
Current tax assets	–	4
Cash and cash equivalents	1	2
	36	133
Assets held for sale	167	691

Current liabilities
Trade payables and other current liabilities	10	24
Current tax liabilities	1	2
Financial liabilities due within one year	30	–
Provisions	3	–
	44	26
Non-current liabilities
Pension and post-retirement healthcare liabilities	1	–
Financial liabilities due after one year	–	4
Deferred tax liabilities	3	145
	4	149
Liabilities held for sale	48	175
(a)Includes manufacturing assets held for sale.